MassMutual Premier Disciplined Growth Fund
MassMutual Premier Disciplined Growth Fund
INVESTMENT OBJECTIVE
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index*, while maintaining risk characteristics similar to those of the benchmark.

* The Fund is not promoted, sponsored, or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”). Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The Russell 1000® Growth Index and Russell® are trademarks of the Frank Russell Company.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 113 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees MassMutual Premier Disciplined Growth Fund	Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses MassMutual Premier Disciplined Growth Fund		Class I	Class R5	Service Class	Administrative Class	Class A	Class R4	Class R3
Management Fees	[1]	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%
Other Expenses	[1]	0.09%	0.19%	0.29%	0.39%	0.39%	0.29%	0.29%
Total Annual Fund Operating Expenses		0.54%	0.64%	0.74%	0.84%	1.09%	0.99%	1.24%
[1]	Management Fees and Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example MassMutual Premier Disciplined Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	55	173	302	677
Class R5	65	205	357	798
Service Class	76	237	411	918
Administrative Class	86	268	466	1,037
Class A	680	902	1,141	1,827
Class R4	101	315	547	1,213
Class R3	126	393	681	1,500

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index (“Index”) (as of December 31, 2014, $275 million to $647.51 billion). The Index is an unmanaged index that contains those stocks with a greater than average growth orientation among the stocks of the 1000 largest U.S. companies based on total market capitalization. The Fund may use futures contracts as a substitute for direct investments. Use of derivatives by the Fund may create investment leverage.

The Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), employs quantitative analysis to identify stocks included within the Index that it believes may have the potential to outperform the Index, using a proprietary model that ranks all stocks within the Index based on factors such as a company’s valuation, earnings quality, stock price momentum, and earnings improvement. Based on these rankings, Babson Capital seeks to construct a broadly diversified portfolio that it believes may have the potential to produce higher returns than the Index while maintaining risk characteristics similar to the Index. Babson Capital will typically adjust Index weights to: (1) overweight high-ranking stocks, (2) underweight low-ranking stocks (or not hold them at all), and (3) market weight stocks that do not have particularly high or low rankings. Babson Capital may also consider stocks not included in the Index but with similar market capitalizations. Babson Capital does not use market timing or macro economic forecasting in constructing the Fund’s portfolio.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Principal Risks
The following are the Principal Risks of the Fund. You have the potential to make money by investing in the Fund, but you can also lose money.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performances.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Indexing Risk The Fund’s performance may not track the performance of the index exactly due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the index.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Service Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Annual Performance Service Class Shares

Highest Quarter:	2Q ’09,	15.54%	Lowest Quarter:	4Q ’08,	-22.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class only. After-tax returns for other classes will vary.
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns MassMutual Premier Disciplined Growth Fund	One Year	Five Years	Ten Years
Service Class	12.22%	16.06%	8.44%
Service Class Return After Taxes on Distributions	7.60%	13.47%	7.07%
Service Class Return After Taxes on Distributions and sales of Fund Shares	8.37%	12.13%	6.45%
Class I	12.44%	16.19%	8.50%
Class R5	12.35%	16.17%	8.49%
Administrative Class	12.02%	15.91%	8.28%
Class A	5.31%	14.25%	7.38%
Class R4	11.96%	15.77%	8.12%
Class R3	11.67%	15.49%	7.85%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.49%